Commitments and Contingencies-Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Operating Leases, Future Minimum Payments Due [Abstract]
June 30, 2013	$ 1,232
June 30, 2014	1,232
June 30, 2015	$ 272
Contract Expiration Date	2014